ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

The components of accounts receivable at December 31 were as follows:

	2019	2018
Trade receivables	$118,349	$154,593
Less: allowance for doubtful accounts	(3,170)	(2,968)
	115,179	151,625
Sales taxes receivable	3,739	3,016
R&D tax credits	3,816	3,783
Financing receivables	959	1,876
Contract assets (note 2(c))	1,688	1,953
Other receivables	6,051	9,472
	$131,432	$171,725

The movement in the allowance for doubtful accounts during the years ended December 31 were as follows:

	2019	2018	2017
Balance, beginning of year	$2,968	$1,827	$2,486
Bad debt expense (recovery)	490	1,159	(535)
Write-offs and settlements	(285)	9	(194)
Foreign exchange	(3)	(27)	70
	$3,170	$2,968	$1,827